Taxes- Schedule of Statutory Tax Rates (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Statutory Tax Rates [Abstract]
Pretax book loss, Amount		$ (11,701,941)			$ (3,584,213)	$ (4,363,221)
Cayman Islands statutory income tax rate, Amount
Income tax calculated at statutory rate, Amount
Rate differences in various jurisdictions, Amount		(1,930,820)
Changes in valuation allowance, Amount		1,930,820
Total provision for income taxes
Pretax book loss, Percentage
Cayman Islands statutory income tax rate, Percentage
Income tax calculated at statutory rate, Percentage					16.50%	16.50%
Rate differences in various jurisdictions, Percentage			16.50%	16.50%	16.50%	16.50%
Changes in valuation allowance, Percentage			(16.50%)		(16.50%)	(16.50%)
Total, Percentage					0.00%	0.00%
Tax Jurisdiction of Domicile [Extensible Enumeration]	Cayman Islands statutory income tax rate, Amount